STATEMENTS OF OPERATIONS (USD $)	12 Months Ended
	Mar. 31, 2013		Mar. 31, 2012
Income
Interest income	$ 102,062		$ 29,891
Miscellaneous	804,306		475,884
Revenues	906,368		505,775
Share of income (losses) from operating limited partnerships	6,320,307	[1]	(3,024,768)	[1]
Expenses and loss
Fund management fee	4,523,004		5,052,521
Amortization	633,807		976,537
General and administrative expenses	578,018		507,411
Professional fees	845,782		696,658
Impairment loss	9,932,388		16,692,807
Operating expenses	16,512,999		23,925,934
NET INCOME (LOSS)	(9,286,324)		(26,444,927)
Net income (loss) allocated to general partner	(92,862)		(264,452)
Net income (loss) allocated to limited partners	(9,193,462)		(26,180,475)
Net income (loss) per BAC (in dollars per unit)	$ (0.11)		$ (0.31)
Series Twenty [Member]
Income
Interest income	697		1,642
Miscellaneous	3,125		760
Revenues	3,822		2,402
Share of income (losses) from operating limited partnerships	6,402	[2]	852,350	[2]
Expenses and loss
Fund management fee	95,105		101,267
Amortization	0		0
General and administrative expenses	25,093		19,364
Professional fees	22,063		24,291
Impairment loss	0		0
Operating expenses	142,261		144,922
NET INCOME (LOSS)	(132,037)		709,830
Net income (loss) allocated to general partner	(1,320)		7,098
Net income (loss) allocated to limited partners	(130,717)		702,732
Net income (loss) per BAC (in dollars per unit)	$ (0.03)		$ 0.18
Series Twenty One [Member]
Income
Interest income	535		980
Miscellaneous	3,559		7,046
Revenues	4,094		8,026
Share of income (losses) from operating limited partnerships	0	[3]	118,002	[3]
Expenses and loss
Fund management fee	64,029		16,783
Amortization	0		0
General and administrative expenses	17,140		14,280
Professional fees	17,577		17,504
Impairment loss	0		0
Operating expenses	98,746		48,567
NET INCOME (LOSS)	(94,652)		77,461
Net income (loss) allocated to general partner	(947)		775
Net income (loss) allocated to limited partners	(93,705)		76,686
Net income (loss) per BAC (in dollars per unit)	$ (0.05)		$ 0.04
Series Twenty Two [Member]
Income
Interest income	561		315
Miscellaneous	5,683		9,352
Revenues	6,244		9,667
Share of income (losses) from operating limited partnerships	318,670	[4]	0	[4]
Expenses and loss
Fund management fee	104,481		164,875
Amortization	0		0
General and administrative expenses	22,085		17,181
Professional fees	24,638		27,064
Impairment loss	0		0
Operating expenses	151,204		209,120
NET INCOME (LOSS)	173,710		(199,453)
Net income (loss) allocated to general partner	1,737		(1,995)
Net income (loss) allocated to limited partners	171,973		(197,458)
Net income (loss) per BAC (in dollars per unit)	$ 0.07		$ (0.08)
Series Twenty Three [Member]
Income
Interest income	349		352
Miscellaneous	68,066		10,135
Revenues	68,415		10,487
Share of income (losses) from operating limited partnerships	82,930	[5]	0	[5]
Expenses and loss
Fund management fee	98,414		137,115
Amortization	0		0
General and administrative expenses	23,856		18,693
Professional fees	21,395		31,068
Impairment loss	0		0
Operating expenses	143,665		186,876
NET INCOME (LOSS)	7,680		(176,389)
Net income (loss) allocated to general partner	77		(1,764)
Net income (loss) allocated to limited partners	7,603		(174,625)
Net income (loss) per BAC (in dollars per unit)	$ 0		$ (0.05)
Series Twenty Four [Member]
Income
Interest income	1,025		1,106
Miscellaneous	19,253		42,091
Revenues	20,278		43,197
Share of income (losses) from operating limited partnerships	1,793,701	[6]	139,151	[6]
Expenses and loss
Fund management fee	104,844		117,357
Amortization	0		0
General and administrative expenses	19,400		15,729
Professional fees	23,867		25,146
Impairment loss	0		0
Operating expenses	148,111		158,232
NET INCOME (LOSS)	1,665,868		24,116
Net income (loss) allocated to general partner	16,659		241
Net income (loss) allocated to limited partners	1,649,209		23,875
Net income (loss) per BAC (in dollars per unit)	$ 0.76		$ 0.01
Series Twenty Five [Member]
Income
Interest income	1,490		2,918
Miscellaneous	25,450		70,827
Revenues	26,940		73,745
Share of income (losses) from operating limited partnerships	3,096,620	[7]	1,215,347	[7]
Expenses and loss
Fund management fee	32,033		28,664
Amortization	0		0
General and administrative expenses	21,601		17,120
Professional fees	21,867		23,267
Impairment loss	0		0
Operating expenses	75,501		69,051
NET INCOME (LOSS)	3,048,059		1,220,041
Net income (loss) allocated to general partner	30,481		12,200
Net income (loss) allocated to limited partners	3,017,578		1,207,841
Net income (loss) per BAC (in dollars per unit)	$ 1.00		$ 0.40
Series Twenty Six [Member]
Income
Interest income	1,346		794
Miscellaneous	41,069		157,922
Revenues	42,415		158,716
Share of income (losses) from operating limited partnerships	2,007,273	[8]	44,244	[8]
Expenses and loss
Fund management fee	205,800		293,043
Amortization	0		0
General and administrative expenses	28,005		20,943
Professional fees	37,510		37,251
Impairment loss	0		0
Operating expenses	271,315		351,237
NET INCOME (LOSS)	1,778,373		(148,277)
Net income (loss) allocated to general partner	17,784		(1,483)
Net income (loss) allocated to limited partners	1,760,589		(146,794)
Net income (loss) per BAC (in dollars per unit)	$ 0.44		$ (0.04)
Series Twenty Seven [Member]
Income
Interest income	797		1,248
Miscellaneous	64,656		20,283
Revenues	65,453		21,531
Share of income (losses) from operating limited partnerships	582,228	[9]	0	[9]
Expenses and loss
Fund management fee	126,174		192,567
Amortization	65,391		65,392
General and administrative expenses	19,132		15,672
Professional fees	20,560		21,180
Impairment loss	0		0
Operating expenses	231,257		294,811
NET INCOME (LOSS)	416,424		(273,280)
Net income (loss) allocated to general partner	4,164		(2,733)
Net income (loss) allocated to limited partners	412,260		(270,547)
Net income (loss) per BAC (in dollars per unit)	$ 0.17		$ (0.11)
Series Twenty Eight [Member]
Income
Interest income	1,121		1,719
Miscellaneous	299,127		34,420
Revenues	300,248		36,139
Share of income (losses) from operating limited partnerships	53,550	[10]	37,059	[10]
Expenses and loss
Fund management fee	157,026		293,175
Amortization	0		0
General and administrative expenses	24,006		19,488
Professional fees	27,245		26,931
Impairment loss	0		0
Operating expenses	208,277		339,594
NET INCOME (LOSS)	145,521		(266,396)
Net income (loss) allocated to general partner	1,455		(2,664)
Net income (loss) allocated to limited partners	144,066		(263,732)
Net income (loss) per BAC (in dollars per unit)	$ 0.04		$ (0.07)
Series Twenty Nine [Member]
Income
Interest income	503		1,166
Miscellaneous	5,900		17,029
Revenues	6,403		18,195
Share of income (losses) from operating limited partnerships	0		0
Expenses and loss
Fund management fee	272,387		258,261
Amortization	0		0
General and administrative expenses	25,811		19,728
Professional fees	154,196		39,254
Impairment loss	0		0
Operating expenses	452,394		317,243
NET INCOME (LOSS)	(445,991)		(299,048)
Net income (loss) allocated to general partner	(4,460)		(2,990)
Net income (loss) allocated to limited partners	(441,531)		(296,058)
Net income (loss) per BAC (in dollars per unit)	$ (0.11)		$ (0.07)
Series Thirty [Member]
Income
Interest income	868		1,764
Miscellaneous	4,365		2,165
Revenues	5,233		3,929
Share of income (losses) from operating limited partnerships	67,243	[11]	0	[11]
Expenses and loss
Fund management fee	129,592		152,732
Amortization	0		0
General and administrative expenses	20,091		15,251
Professional fees	22,629		23,264
Impairment loss	0		0
Operating expenses	172,312		191,247
NET INCOME (LOSS)	(99,836)		(187,318)
Net income (loss) allocated to general partner	(998)		(1,873)
Net income (loss) allocated to limited partners	(98,838)		(185,445)
Net income (loss) per BAC (in dollars per unit)	$ (0.04)		$ (0.07)
Series Thirty One [Member]
Income
Interest income	634		963
Miscellaneous	12,014		8,648
Revenues	12,648		9,611
Share of income (losses) from operating limited partnerships	48,230	[12]	0	[12]
Expenses and loss
Fund management fee	181,336		322,878
Amortization	0		0
General and administrative expenses	25,030		19,655
Professional fees	28,213		27,199
Impairment loss	0		31,776
Operating expenses	234,579		401,508
NET INCOME (LOSS)	(173,701)		(391,897)
Net income (loss) allocated to general partner	(1,737)		(3,919)
Net income (loss) allocated to limited partners	(171,964)		(387,978)
Net income (loss) per BAC (in dollars per unit)	$ (0.04)		$ (0.09)
Series Thirty Two [Member]
Income
Interest income	1,078		1,975
Miscellaneous	22,800		1,799
Revenues	23,878		3,774
Share of income (losses) from operating limited partnerships	1,449	[13]	(40,621)	[13]
Expenses and loss
Fund management fee	227,575		248,887
Amortization	0		0
General and administrative expenses	25,714		19,513
Professional fees	22,592		24,241
Impairment loss	0		12,173
Operating expenses	275,881		304,814
NET INCOME (LOSS)	(250,554)		(341,661)
Net income (loss) allocated to general partner	(2,506)		(3,417)
Net income (loss) allocated to limited partners	(248,048)		(338,244)
Net income (loss) per BAC (in dollars per unit)	$ (0.05)		$ (0.07)
Series Thirty Three [Member]
Income
Interest income	680		1,086
Miscellaneous	18,943		4,650
Revenues	19,623		5,736
Share of income (losses) from operating limited partnerships	0	[14]	21,566	[14]
Expenses and loss
Fund management fee	107,019		84,495
Amortization	0		0
General and administrative expenses	18,291		17,132
Professional fees	18,253		18,488
Impairment loss	0		0
Operating expenses	143,563		120,115
NET INCOME (LOSS)	(123,940)		(92,813)
Net income (loss) allocated to general partner	(1,239)		(928)
Net income (loss) allocated to limited partners	(122,701)		(91,885)
Net income (loss) per BAC (in dollars per unit)	$ (0.05)		$ (0.03)
Series Thirty Four [Member]
Income
Interest income	20		55
Miscellaneous	64,547		22,853
Revenues	64,567		22,908
Share of income (losses) from operating limited partnerships	0		(83,056)
Expenses and loss
Fund management fee	258,242		259,042
Amortization	0		0
General and administrative expenses	21,056		19,505
Professional fees	26,851		29,045
Impairment loss	0		0
Operating expenses	306,149		307,592
NET INCOME (LOSS)	(241,582)		(367,740)
Net income (loss) allocated to general partner	(2,416)		(3,677)
Net income (loss) allocated to limited partners	(239,166)		(364,063)
Net income (loss) per BAC (in dollars per unit)	$ (0.07)		$ (0.10)
Series Thirty Five [Member]
Income
Interest income	210		256
Miscellaneous	69		3,475
Revenues	279		3,731
Share of income (losses) from operating limited partnerships	10,700	[15]	(78,017)	[15]
Expenses and loss
Fund management fee	192,645		186,375
Amortization	0		0
General and administrative expenses	20,449		19,072
Professional fees	27,703		24,922
Impairment loss	0		15,474
Operating expenses	240,797		245,843
NET INCOME (LOSS)	(229,818)		(320,129)
Net income (loss) allocated to general partner	(2,298)		(3,201)
Net income (loss) allocated to limited partners	(227,520)		(316,928)
Net income (loss) per BAC (in dollars per unit)	$ (0.07)		$ (0.10)
Series Thirty Six [Member]
Income
Interest income	588		252
Miscellaneous	35,148		18,309
Revenues	35,736		18,561
Share of income (losses) from operating limited partnerships	1,242,272	[16]	(54,048)	[16]
Expenses and loss
Fund management fee	53,810		120,118
Amortization	0		0
General and administrative expenses	17,049		16,713
Professional fees	35,162		19,470
Impairment loss	0		0
Operating expenses	106,021		156,301
NET INCOME (LOSS)	1,171,987		(191,788)
Net income (loss) allocated to general partner	11,720		(1,918)
Net income (loss) allocated to limited partners	1,160,267		(189,870)
Net income (loss) per BAC (in dollars per unit)	$ 0.55		$ (0.09)
Series Thirty Seven [Member]
Income
Interest income	927		1,646
Miscellaneous	23,092		41,499
Revenues	24,019		43,145
Share of income (losses) from operating limited partnerships	0		(32,821)
Expenses and loss
Fund management fee	186,346		186,346
Amortization	0		0
General and administrative expenses	17,248		16,854
Professional fees	16,241		16,120
Impairment loss	0		0
Operating expenses	219,835		219,320
NET INCOME (LOSS)	(195,816)		(208,996)
Net income (loss) allocated to general partner	(1,958)		(2,090)
Net income (loss) allocated to limited partners	(193,858)		(206,906)
Net income (loss) per BAC (in dollars per unit)	$ (0.08)		$ (0.08)
Series Thirty Eight [Member]
Income
Interest income	336		399
Miscellaneous	53,597		2,000
Revenues	53,933		2,399
Share of income (losses) from operating limited partnerships	(24,773)		(131,305)
Expenses and loss
Fund management fee	133,356		141,498
Amortization	0		0
General and administrative expenses	17,975		17,927
Professional fees	20,897		19,660
Impairment loss	0		768,169
Operating expenses	172,228		947,254
NET INCOME (LOSS)	(143,068)		(1,076,160)
Net income (loss) allocated to general partner	(1,431)		(10,762)
Net income (loss) allocated to limited partners	(141,637)		(1,065,398)
Net income (loss) per BAC (in dollars per unit)	$ (0.06)		$ (0.42)
Series Thirty Nine [Member]
Income
Interest income	511		1,421
Miscellaneous	13,621		0
Revenues	14,132		1,421
Share of income (losses) from operating limited partnerships	(88,925)		(367,461)
Expenses and loss
Fund management fee	112,877		122,665
Amortization	0		0
General and administrative expenses	16,783		16,878
Professional fees	18,339		19,415
Impairment loss	31,426		867,465
Operating expenses	179,425		1,026,423
NET INCOME (LOSS)	(254,218)		(1,392,463)
Net income (loss) allocated to general partner	(2,542)		(13,925)
Net income (loss) allocated to limited partners	(251,676)		(1,378,538)
Net income (loss) per BAC (in dollars per unit)	$ (0.11)		$ (0.60)
Series Forty [Member]
Income
Interest income	82		196
Miscellaneous	19,238		0
Revenues	19,320		196
Share of income (losses) from operating limited partnerships	(145,154)		(350,722)
Expenses and loss
Fund management fee	175,622		185,311
Amortization	0		0
General and administrative expenses	18,823		17,907
Professional fees	26,763		24,988
Impairment loss	159,516		1,833,033
Operating expenses	380,724		2,061,239
NET INCOME (LOSS)	(506,558)		(2,411,765)
Net income (loss) allocated to general partner	(5,066)		(24,118)
Net income (loss) allocated to limited partners	(501,492)		(2,387,647)
Net income (loss) per BAC (in dollars per unit)	$ (0.19)		$ (0.91)
Series Forty One [Member]
Income
Interest income	512		1,065
Miscellaneous	0		0
Revenues	512		1,065
Share of income (losses) from operating limited partnerships	(314,199)		(717,992)
Expenses and loss
Fund management fee	215,993		214,742
Amortization	113,304		152,816
General and administrative expenses	21,299		20,718
Professional fees	28,440		28,544
Impairment loss	686,802		1,267,710
Operating expenses	1,065,838		1,684,530
NET INCOME (LOSS)	(1,379,525)		(2,401,457)
Net income (loss) allocated to general partner	(13,795)		(24,015)
Net income (loss) allocated to limited partners	(1,365,730)		(2,377,442)
Net income (loss) per BAC (in dollars per unit)	$ (0.47)		$ (0.82)
Series Forty Two [Member]
Income
Interest income	32,726		603
Miscellaneous	716		621
Revenues	33,442		1,224
Share of income (losses) from operating limited partnerships	(378,764)		(453,445)
Expenses and loss
Fund management fee	209,045		204,470
Amortization	69,160		71,717
General and administrative expenses	21,755		21,441
Professional fees	29,909		31,771
Impairment loss	1,141,092		1,587,363
Operating expenses	1,470,961		1,916,762
NET INCOME (LOSS)	(1,816,283)		(2,368,983)
Net income (loss) allocated to general partner	(18,163)		(23,690)
Net income (loss) allocated to limited partners	(1,798,120)		(2,345,293)
Net income (loss) per BAC (in dollars per unit)	$ (0.66)		$ (0.85)
Series Forty Three [Member]
Income
Interest income	52,044		623
Miscellaneous	115		0
Revenues	52,159		623
Share of income (losses) from operating limited partnerships	(364,989)		(491,020)
Expenses and loss
Fund management fee	268,623		267,852
Amortization	66,792		98,916
General and administrative expenses	23,277		22,433
Professional fees	31,521		34,034
Impairment loss	2,181,276		2,201,172
Operating expenses	2,571,489		2,624,407
NET INCOME (LOSS)	(2,884,319)		(3,114,804)
Net income (loss) allocated to general partner	(28,843)		(31,148)
Net income (loss) allocated to limited partners	(2,855,476)		(3,083,656)
Net income (loss) per BAC (in dollars per unit)	$ (0.78)		$ (0.85)
Series Forty Four [Member]
Income
Interest income	894		1,351
Miscellaneous	51		0
Revenues	945		1,351
Share of income (losses) from operating limited partnerships	(340,390)		(698,324)
Expenses and loss
Fund management fee	261,770		201,750
Amortization	282,800		282,800
General and administrative expenses	19,326		20,188
Professional fees	45,783		21,491
Impairment loss	981,206		2,156,011
Operating expenses	1,590,885		2,682,240
NET INCOME (LOSS)	(1,930,330)		(3,379,213)
Net income (loss) allocated to general partner	(19,303)		(33,792)
Net income (loss) allocated to limited partners	(1,911,027)		(3,345,421)
Net income (loss) per BAC (in dollars per unit)	$ (0.71)		$ (1.24)
Series Forty Five [Member]
Income
Interest income	878		2,054
Miscellaneous	51		0
Revenues	929		2,054
Share of income (losses) from operating limited partnerships	(748,455)	[17]	(1,247,995)	[17]
Expenses and loss
Fund management fee	318,774		318,236
Amortization	17,816		273,092
General and administrative expenses	25,943		25,447
Professional fees	40,419		36,595
Impairment loss	2,475,746		3,838,473
Operating expenses	2,878,698		4,491,843
NET INCOME (LOSS)	(3,626,224)		(5,737,784)
Net income (loss) allocated to general partner	(36,262)		(57,378)
Net income (loss) allocated to limited partners	(3,589,962)		(5,680,406)
Net income (loss) per BAC (in dollars per unit)	$ (0.89)		$ (1.42)
Series Forty Six [Member]
Income
Interest income	650		1,942
Miscellaneous	51		0
Revenues	701		1,942
Share of income (losses) from operating limited partnerships	(585,312)		(705,660)
Expenses and loss
Fund management fee	230,086		232,017
Amortization	18,544		31,804
General and administrative expenses	21,780		22,579
Professional fees	35,149		24,455
Impairment loss	2,275,324		2,113,988
Operating expenses	2,580,883		2,424,843
NET INCOME (LOSS)	(3,165,494)		(3,128,561)
Net income (loss) allocated to general partner	(31,655)		(31,286)
Net income (loss) allocated to limited partners	$ (3,133,839)		$ (3,097,275)
Net income (loss) per BAC (in dollars per unit)	$ (1.05)		$ (1.04)

[1]	Includes $9,359,210 and $2,427,719, respectively, in 2013 and 2012 from gain/(loss) on disposal of operating limited partnership.
[2]	Includes $6,402 and $852,350, respectively, in 2013 and 2012 from gain/(loss) on disposal of operating limited partnership.
[3]	Includes $- and $118,002, respectively, in 2013 and 2012 from gain/(loss) on disposal of operating limited partnership.
[4]	Includes $318,670 and $-, respectively, in 2013 and 2012 from gain/(loss) on disposal of operating limited partnership.
[5]	Includes $82,930 and $-, respectively, in 2013 and 2012 from gain/(loss) on disposal of operating limited partnership.
[6]	Includes $1,793,701 and $139,151, respectively, in 2013 and 2012 from gain/(loss) on disposal of operating limited partnership.
[7]	Includes $3,096,620 and $1,215,347, respectively, in 2013 and 2012 from gain/(loss) on disposal of operating limited partnership.
[8]	Includes $2,007,273 and $44,244, respectively, in 2013 and 2012 from gain/(loss) on disposal of operating limited partnership.
[9]	Includes $582,228 and $-, respectively, in 2013 and 2012 from gain/(loss) on disposal of operating limited partnership.
[10]	Includes $53,550 and $37,059, respectively, in 2013 and 2012 from gain/(loss) on disposal of operating limited partnership.
[11]	Includes $72,943 and $-, respectively, in 2013 and 2012 from gain/(loss) on disposal of operating limited partnership.
[12]	Includes $48,230 and $-, respectively, in 2013 and 2012 from gain/(loss) on disposal of operating limited partnership.
[13]	Includes $1,449 and $-, respectively, in 2013 and 2012 from gain/(loss) on disposal of operating limited partnership.
[14]	Includes $- and $21,566, respectively, in 2013 and 2012 from gain/(loss) on disposal of operating limited partnership.
[15]	Includes $52,500 and $-, respectively, in 2013 and 2012 from gain/(loss) on disposal of operating limited partnership.
[16]	Includes $1,242,272 and $-, respectively, in 2013 and 2012 from gain/(loss) on disposal of operating limited partnership.
[17]	Includes $442 and $-, respectively, in 2013 and 2012 from gain/(loss) on disposal of operating limited partnership.